Common and Preferred Stock (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Common and Preferred Stock
8. Common and Preferred Stock
Common Stock
We are authorized to issue 200,000,000 shares of common stock. Common stockholders are entitled to dividends if and when declared by our board of directors. As of June 30, 2026, no dividends on common stock had been declared by us.
On May 10, 2022, we entered into a Sales Agreement (the “Sales Agreement”) with Leerink Partners LLC (“Leerink Partners”), pursuant to which we are entitled to offer and sell shares of our common stock (the “ATM Offering”). The Sales Agreement provides that Leerink Partners will be entitled to a sales commission equal to 3.0% of the gross sales price per share of all shares sold under the ATM Offering. We were initially entitled to offer and sell shares of our common stock having an aggregate offering price of up to $50.0 million in the ATM Offering, which was subsequently increased in February 2024 to $75.0 million. On May 8, 2025, we filed a new Registration Statement on Form S-3 and filed a new prospectus covering the ATM Offering (the “Prospectus”) for the offer and sale of shares of our common stock with an aggregate offering price of up to $12.5 million in the ATM Offering as a result of being subject to General Instruction I.B.6 of Form S-3 (the “Baby Shelf Limitation”). As of June 30, 2026, we remain subject to the Baby Shelf Limitation. During the six months ended June 30, 2026, we did not sell any shares of our common stock under the ATM Offering. During the six months ended June 30, 2025, we sold 421,766 shares of our common stock at an average price of $1.33 per share for net proceeds of $0.3 million after deducting sales commissions and offering expenses.
We have reserved shares of common stock for issuance as follows:

	As of June 30, 2026	As of December 31, 2025
Shares reserved for exercises of outstanding stock options	8,206,431	9,954,872
Shares reserved for issuance under the 2021 Employee Stock Purchase Plan	1,044,648	560,929
Shares reserved for issuance under the 2021 Stock Incentive Plan	6,070,054	2,039,026
Shares reserved for issuance as part of the K2HV Loan Agreement conversion feature	—	791,364
Total shares reserved for future issuance	15,321,133	13,346,191

Preferred Stock
We are authorized to issue 5,000,000 shares of undesignated preferred stock in one or more series. As of June 30, 2026, no shares of preferred stock were issued or outstanding.

9. Common and Preferred Stock
Common Stock
We are authorized to issue 200,000,000 shares of common stock. Common stockholders are entitled to dividends if and when declared by our board of directors. As of December 31, 2025, no dividends on common stock had been declared by us.
On May 10, 2022, we entered into a Sales Agreement (the “Sales Agreement”) with Leerink Partners, LLC (“Leerink Partners”), pursuant to which we are entitled to offer and sell shares of our common stock (the “ATM Offering”). The Sales Agreement provides that Leerink Partners will be entitled to a sales commission equal to 3.0% of the gross sales price per share of all shares sold under the ATM Offering. We were initially entitled to offer and sell shares of our common stock having an aggregate offering price of up to $50.0 million in the ATM Offering, which was subsequently increased in February 2024 to $75.0 million. On May 8, 2025, we filed a new Registration Statement on Form S-3 and filed a new prospectus covering the ATM Offering (the “Prospectus”) for the offer and sale of shares of our common stock with an aggregate offering price of up to $12.5 million in the ATM Offering as a result of being subject to General Instruction I.B.6 of Form S-3 (the “Baby Shelf Limitation”). As of December 31, 2025, we remain subject to the Baby Shelf Limitation. During the year ended December 31, 2025, we sold an aggregate of 3,626,701 shares under the ATM Offering at an average price of $1.77 per share for net proceeds of $5.9 million after deducting sales commissions and offering expenses. During the year ended December 31, 2024, we sold an aggregate of 5,272,538 shares under the ATM Offering at an average price of $4.71 per share for net proceeds of $23.5 million after deducting sales commissions and offering expenses.
We have reserved shares of common stock for issuance as follows:

	As of December 31,
	2025	2024
Shares reserved for exercises of outstanding stock options	9,954,872	7,634,937
Shares reserved for exercises of warrants	—	58,904
Shares reserved for issuance under the 2021 Employee Stock Purchase Plan	560,929	433,264
Shares reserved for future issuance under the 2021 Stock Incentive Plan	2,039,026	1,919,921
Shares reserved for future issuance as part of the K2HV Loan Agreement conversion feature	791,364	791,364
Total shares reserved for future issuance	13,346,191	10,838,390

Preferred Stock
We are authorized to issue 5,000,000 shares of undesignated preferred stock in one or more series. As of December 31, 2025, no shares of preferred stock were issued or outstanding.